Long-Term Debt And Loans Payable	12 Months Ended
Dec. 31, 2014
Long-Term Debt And Loans Payable [Abstract]
Long-Term Debt And Loans Payable

Note 10 – Long-term Debt and Loans Payable

Long-term Debt – The consolidated statements of capitalization provide a summary of long-term debt as of December 31, 2014 and 2013.  The supplemental indentures with respect to specific issues of the first mortgage bonds restrict the ability of Aqua Pennsylvania and other operating subsidiaries of the Company to declare dividends, in cash or property, or repurchase or otherwise acquire the stock of these companies.  Loan agreements for Aqua Pennsylvania and other operating subsidiaries of the Company contain restrictions on minimum net assets.  As of December 31, 2014, restrictions on the net assets of the Company were $1,160,134 of the total $1,655,383 in net assets.  Included in this amount were restrictions on Aqua Pennsylvania’s net assets of $862,641 of their total net assets of $1,249,780.    As of December 31, 2014, approximately $1,009,980 of Aqua Pennsylvania’s retained earnings of approximately $1,029,980 and approximately $92,000 of the retained earnings of approximately $139,000 of other subsidiaries were free of these restrictions.  Some supplemental indentures also prohibit Aqua Pennsylvania and some other subsidiaries of the Company from making loans to, or purchasing the stock of, the Company.

Sinking fund payments are required by the terms of specific issues of long-term debt.  Excluding amounts due under the Company’s revolving credit agreement, the future sinking fund payments and debt maturities of the Company’s long-term debt are as follows:

Interest Rate Range	2015	2016	2017	2018	2019	Thereafter
0.00% to 0.99%	$490	$491	$72,491	$490	$490	$3,201
1.00% to 1.99%	2,027	1,941	51,801	1,830	1,756	15,516
2.00% to 2.99%	1,194	1,225	1,256	1,291	1,326	9,286
3.00% to 3.99%	2,617	2,684	2,780	2,871	2,824	227,099
4.00% to 4.99%	277	11,091	11,101	11,116	50,327	544,656
5.00% to 5.99%	38,610	16,883	25,060	10,716	36,251	302,130
6.00% to 6.99%	12,000	-	8,944	13,000	-	31,000
7.00% to 7.99%	375	442	478	518	560	32,051
8.00% to 8.99%	325	446	481	519	563	16,573
9.00% to 9.99%	700	700	700	5,700	700	19,300
10.00% to 10.99%	-	-	-	6,000	-	-
Total	$58,615	$35,903	$175,092	$54,051	$94,797	$1,200,812

In December 2014, Aqua Pennsylvania issued $65,000 of first mortgage bonds, of which $25,000 is due in 2035,  $15,000 is due in 2040,  $13,000 is due in 2045, and $12,000 is due in 2054 with interest rates of 3.64%,  4.01%,  4.06%, and 4.11%, respectively.  The proceeds from these bonds were used to repay existing indebtedness and for general corporate purposes.

In September 2014, Aqua Pennsylvania entered into a $50,000 three year unsecured loan at an interest rate of 1.92%.  The proceeds from this loan will be used for refinancing existing indebtedness and general working capital purposes including financing acquisitions.

In October 2013, Aqua Pennsylvania issued $75,000 of first mortgage bonds, of which $25,000 is due in 2031,  $25,000 in 2045, and $25,000 in 2046 with interest rates of 3.94%,  4.61%, and 4.62%, respectively.  The proceeds from these bonds were used to repay existing indebtedness and for general corporate purposes.

In May 2013, Aqua Ohio issued $85,000 of first mortgage bonds, of which $35,000 is due in 2033,  $30,000 in 2044, and $20,000 in 2048 with interest rates of 3.75%,  4.18%, and 4.43%, respectively.  The proceeds from these bonds were used to repay existing indebtedness and for general corporate purposes.

As of December 31, 2014, the trustee for one issue held $47 pending construction of the projects to be financed with the issue of bonds in 2012 which is reported in the consolidated balance sheet as funds restricted for construction activity.

The weighted average cost of long-term debt at December 31, 2014 and 2013 was 4.65% and 5.00%, respectively.  The weighted average cost of fixed rate long-term debt at December 31, 2014 and 2013 was 4.85% and 5.00%, respectively.

The Company has a five-year $150,000 unsecured revolving credit facility with three banks that expires in  March 2017.  In August 2014, this facility was increased to $200,000.  Included within this facility is a $15,000 sublimit for daily demand loans.  Funds borrowed under this facility are classified as long-term debt and are used to provide working capital as well as support for letters of credit for insurance policies and other financing arrangements.  As of December 31, 2014, the Company has the following sublimits and available capacity under the credit facility:  $50,000 letter of credit sublimit, $28,383 of letters of credit available capacity, $0  borrowed under the swing-line commitment, and $72,000 of funds borrowed under the agreement.  Interest under this facility is based at the Company’s option, on the prime rate, an adjusted Euro-Rate, an adjusted federal funds rate or at rates offered by the banks.  A facility fee is charged on the total commitment amount of the agreement.  Under this facility the average cost of borrowings was 0.78% and 0.83%, and the average borrowing was $67,916 and $26,954, during 2014 and 2013, respectively.

The Company is obligated to comply with covenants under some of its loan and debt agreements.  These covenants contain a number of restrictive financial covenants, which among other things limit, subject to specific exceptions, the Company’s ratio of consolidated total indebtedness to consolidated total capitalization, and require a minimum level of earnings coverage over interest expense.  During 2014, the Company was in compliance with its debt covenants under its credit facilities.  Failure to comply with the Company’s debt covenants could result in an event of default, which could result in the Company being required to repay or finance its borrowings before their due date, possibly limiting the Company’s future borrowings, and increasing its borrowing costs.

Loans Payable – In November 2014, Aqua Pennsylvania renewed its $100,000 364-day unsecured revolving credit facility with four banks.  The funds borrowed under this agreement are classified as loans payable and used to provide working capital.  As of December 31, 2014 and 2013, funds borrowed under the agreement were $13,658 and $30,000, respectively.  Interest under this facility is based, at the borrower’s option, on the prime rate, an adjusted federal funds rate, an adjusted London Interbank Offered Rate corresponding to the interest period selected, an adjusted Euro-Rate corresponding to the interest period selected or at rates offered by the banks.  This agreement restricts short-term borrowings of Aqua Pennsylvania.  A commitment fee of 0.05% is charged on the total commitment amount of Aqua Pennsylvania’s revolving credit agreement.  The average cost of borrowing under the facility was 0.81% and 0.89%, and the average borrowing was $24,072 and $75,621, during 2014 and 2013, respectively. The maximum amount outstanding at the end of any one month was $36,943 and $96,103 in 2014 and 2013, respectively.

At December 31, 2014 and 2013, the Company had other combined short-term lines of credit of $60,500.  Funds borrowed under these lines are classified as loans payable and are used to provide working capital.  As of December 31, 2014 and 2013, funds borrowed under the short-term lines of credit were $4,740 and $6,740, respectively.  The average borrowing under the lines was $5,657 and $11,531 during 2014 and 2013, respectively.  The maximum amount outstanding at the end of any one month was $13,740 and $17,081 in 2014 and 2013, respectively.  Interest under the lines is based at the Company’s option, depending on the line, on the prime rate, an adjusted Euro-Rate, an adjusted federal funds rate or at rates offered by the banks.  The average cost of borrowings under all lines during 2014 and 2013 was 1.00% and 1.67%, respectively.

Interest Income and Expense–  Interest income of $316,  $438,  and $372 was netted against interest expense on the consolidated statement of net income for the years ended December 31, 2014, 2013, and 2012, respectively.  The total interest cost was $76,713,  $77,754,  and $78,129 in 2014, 2013, and 2012, including amounts capitalized of $5,134,  $2,275,  and $4,142, respectively.